Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity
Share capital, shares outstanding (in shares)	169,821,192	169,809,324	169,809,324	781,937,649
Ordinary shares issued (dollars per share)	$ 1		$ 1	$ 1.00